Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) mi² MW	Mar. 31, 2025 USD ($) MW	Dec. 31, 2025 USD ($) mi² MW	Dec. 31, 2024 USD ($) MW	Dec. 31, 2023 USD ($)	Jan. 01, 2026 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies
Area of service territory (sqmi) | mi²	6,000		6,000
Variable Interest Entity, Payable	$ 9,800		$ 14,500	$ 11,600
Variable Interest Entity, Measure of Activity, Purchases	25,800	$ 25,000	91,600	88,900	$ 86,000
Public Utilities, Rate Case, Deferred Storm Costs Threshold							$ 9,400
Bad Debt Deferral, COVID 19	$ 4,700	$ 9,300	$ 21,400	37,100
Regulatory Asset, Amortization Period			1 year
Excise and Sales Taxes			$ 384,700	329,900	319,100
Related Party Transaction, Amounts of Transaction			0	$ 0	$ 0
Public Utilities, Rate Case, Deferred Storm Qualifying Costs								$ 500
Derivative Asset			48,700
Derivative Liability			573,400
Unrealized Gain (Loss) on Derivatives Deferred			$ 524,700
Variable Interest Entity, Measure of Activity, Contracted Capacity | MW	813,800	723,800	813,800	723,800
Forecast
Accounting Policies
Public Utilities, Rate Case, Deferred Storm Costs Threshold						$ 9,600
Common Plant
Accounting Policies
Annual depreciation provision			6.70%	6.60%	6.50%
Puget LNG operating revenue
Accounting Policies
Jointly Owned Non-Utility Plant Share			57.00%
Tacoma LNG
Accounting Policies
Jointly Owned Non-Utility Plant Share			43.00%
Construction in Progress, Gross	$ 222,500		$ 223,200
Operating Costs and Expenses	6,400	$ 7,100
Electric
Accounting Policies
Annual depreciation provision			3.60%	3.40%	3.40%
Public Utilities, Approved Rate Increase (Decrease), Percentage			5.00%
Natural Gas
Accounting Policies
Annual depreciation provision			3.20%	3.20%	3.20%
Public Utilities, Approved Rate Increase (Decrease), Percentage			3.00%
Natural Gas | Tacoma LNG
Accounting Policies
Construction in Progress, Gross	$ 228,200		$ 228,900